Share-based Compensation - Operating expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-based Compensation
Share-based compensation expenses	$ 934	$ 910	$ 712
Sales and marketing expenses
Share-based Compensation
Share-based compensation expenses	117	149	17
Product development expenses
Share-based Compensation
Share-based compensation expenses	118	179	149
General and administrative expenses
Share-based Compensation
Share-based compensation expenses	$ 699	$ 582	$ 546